ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2018
Disclosure Of Accounting Policies [Abstract]
ACCOUNTING POLICIES

NOTE 7 – ACCOUNTING POLICIES

General information

The information for the year ended 31 December 2017 does not constitute statutory accounts as defined in section 435 of the Companies Act 2006. A copy of the statutory accounts for that year has been delivered to the Registrar of Companies. The auditor's report on those accounts was not qualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying the report and did not contain statements under section 498(2) or (3) of the Companies Act 2006.

Significant accounting policies

The interim report for the period 1 January-30 September 2018 is presented in accordance with IAS 34 "Interim Financial Reporting" as adopted by the EU and as issued by the IASB. The interim report has been prepared using the accounting policies of TORM plc that are consistent with the accounting policies of the Annual Report 2017 and additional IFRS standards endorsed by the EU and as issued by the IASB effective for accounting periods beginning after 1 January 2018. New standards have not had any material effect on the interim report other than mentioned below. The accounting policies are described in more detail in the Annual Report 2017.

Implementation of IFRS 9

On 1 January 2018, TORM implemented IFRS 9, “Financial Instruments”. The standard changes the classification and measurement of financial instruments and hedging requirements. Furthermore, IFRS 9 changes the recognition of credit losses from “incurred losses” to “expected losses”. TORM has assessed the new requirement and concludes that the effect of the change is insignificant, as TORM historically has had very limited actual incurred losses on receivables. The changes in the standard regarding classification do not change the measurement of the majority of financial assets from amortized cost except for derivatives that also under IFRS 9 will be measured at fair value through profit & loss unless cash flow hedge accounting is applied.

Implementation of IFRS 15

On 1 January 2018, TORM also implemented IFRS 15, “Revenue from Contracts with Customers”, which replaces IAS 11, IAS 18 and associated interpretations. We have implemented IFRS 15 with retrospective effect, however, we have elected to utilize the relief from restating comparative figures (modified retrospective method). The standard has changed the recognition pattern of revenue. The change in revenue recognition has gone from recognizing from “discharge-to-discharge” to “load-to-discharge”. The effect of the implementation as of 1 January 2018 amounts to USD 0.9m, recorded as an adjustment to the opening balance of retained profit in the condensed consolidated statement of changes in equity.

Going concern

The Group monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuildings and loan commitments, and to monitor compliance with the financial covenants in its loan facilities. As of 30 September 2018, TORM’s cash position was USD 163m, TORM’s debt was USD 760m excluding amortized bank fees and the net debt loan-to-value ratio was 54%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.

The Board of Directors has considered the Group’s cash flow forecasts and the expected compliance with the Company’s financial covenants for a period of not less than 12 months from the date of approval of these financial statements. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, the Group will be able to continue in operational existence and comply with its financial covenants for the foreseeable future. Accordingly, the Group continues to adopt the going concern basis in preparing its financial statements.